Quarterly Report
July 31, 2020
MFS®  Global Total Return Fund

Portfolio of Investments
7/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 58.7%
Aerospace – 1.9%
Honeywell International, Inc.	80,087	$11,962,595
L3Harris Technologies, Inc.	16,708	2,812,458
Lockheed Martin Corp.	36,862	13,969,592
Northrop Grumman Corp.	10,847	3,525,383
		$32,270,028
Alcoholic Beverages – 1.5%
Diageo PLC	197,007	$7,223,279
Heineken N.V.	96,546	9,387,901
Pernod Ricard S.A.	47,623	8,222,990
		$24,834,170
Apparel Manufacturers – 0.8%
Adidas AG (a)	21,788	$6,027,343
Burberry Group PLC	101,715	1,676,377
Compagnie Financiere Richemont S.A.	86,864	5,400,599
		$13,104,319
Automotive – 0.9%
Aptiv PLC	49,430	$3,843,183
Lear Corp.	20,502	2,263,011
Magna International, Inc.	158,984	7,348,314
PT United Tractors Tbk	649,000	949,051
USS Co. Ltd.	97,100	1,452,696
		$15,856,255
Biotechnology – 0.1%
Biogen, Inc. (a)	4,747	$1,303,953
Brokerage & Asset Managers – 1.2%
BlackRock, Inc.	13,830	$7,952,388
Charles Schwab Corp.	165,191	5,476,082
IG Group Holdings PLC	49,000	472,078
Invesco Ltd.	101,028	1,014,321
NASDAQ, Inc.	38,702	5,081,960
		$19,996,829
Business Services – 3.9%
Accenture PLC, “A”	61,884	$13,910,286
CGI, Inc. (a)	54,458	3,889,654
Compass Group PLC	410,319	5,673,997
Equifax, Inc.	33,296	5,412,598
Experian PLC	167,915	5,917,011
Fidelity National Information Services, Inc.	37,196	5,442,147
Fiserv, Inc. (a)	63,431	6,329,779
Nomura Research Institute Ltd.	279,400	7,389,179
Secom Co. Ltd.	93,600	8,078,587
SGS S.A.	828	2,174,774
Thomson Reuters Corp.	22,940	1,600,636
		$65,818,648
Cable TV – 0.9%
Comcast Corp., “A”	366,528	$15,687,398

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 1.0%
3M Co.	47,071	$7,082,774
PPG Industries, Inc.	87,199	9,386,972
		$16,469,746
Computer Software – 0.4%
Adobe Systems, Inc. (a)	3,519	$1,563,562
Microsoft Corp.	26,018	5,333,950
		$6,897,512
Computer Software - Systems – 1.2%
Amadeus IT Group S.A.	116,548	$5,853,279
Fujitsu Ltd.	45,300	6,079,137
Hitachi Ltd.	223,500	6,634,509
Hon Hai Precision Industry Co. Ltd.	997,000	2,654,231
		$21,221,156
Construction – 1.3%
Masco Corp.	68,623	$3,922,491
Otis Worldwide Corp.	16,111	1,010,804
Sherwin-Williams Co.	11,043	7,154,981
Stanley Black & Decker, Inc.	30,545	4,683,159
Techtronic Industries Co. Ltd.	254,500	2,658,191
Vulcan Materials Co.	29,443	3,457,197
		$22,886,823
Consumer Products – 1.8%
Colgate-Palmolive Co.	90,158	$6,960,198
Kao Corp.	75,400	5,469,332
Kimberly-Clark Corp.	75,165	11,428,087
Reckitt Benckiser Group PLC	75,162	7,602,101
		$31,459,718
Containers – 0.1%
Amcor PLC	118,035	$1,215,761
Electrical Equipment – 2.4%
Johnson Controls International PLC	151,858	$5,843,496
Legrand S.A.	62,073	4,808,455
Schneider Electric SE	208,940	24,342,993
Spectris PLC	49,847	1,684,424
Yokogawa Electric Corp.	226,600	3,481,845
		$40,161,213
Electronics – 4.7%
Analog Devices, Inc.	48,972	$5,624,434
Hoya Corp.	37,500	3,700,285
Intel Corp.	260,872	12,451,421
Kyocera Corp.	86,000	4,797,962
NXP Semiconductors N.V.	43,012	5,055,200
Samsung Electronics Co. Ltd.	170,001	8,261,758
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	352,485	27,807,542
Texas Instruments, Inc.	94,224	12,018,271
		$79,716,873
Energy - Independent – 0.4%
China Shenhua Energy Co. Ltd.	499,000	$831,849
CNOOC Ltd.	754,000	797,750
ConocoPhillips	60,908	2,277,350

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
Valero Energy Corp.	45,371	$2,551,211
		$6,458,160
Energy - Integrated – 1.0%
China Petroleum & Chemical Corp.	13,656,000	$5,814,923
Eni S.p.A.	400,523	3,582,267
Galp Energia SGPS S.A.	239,433	2,521,789
LUKOIL PJSC, ADR	33,856	2,318,599
Suncor Energy, Inc.	227,257	3,574,829
		$17,812,407
Food & Beverages – 2.9%
Danone S.A.	147,481	$9,853,022
General Mills, Inc.	161,162	10,196,720
J.M. Smucker Co.	65,029	7,110,921
Nestle S.A.	171,235	20,287,111
PepsiCo, Inc.	15,268	2,101,793
		$49,549,567
Food & Drug Stores – 0.3%
Tesco PLC	1,872,378	$5,338,626
General Merchandise – 0.0%
BIM Birlesik Magazalar A.S.	76,602	$782,670
Health Maintenance Organizations – 0.5%
Cigna Corp.	50,423	$8,707,548
Insurance – 3.6%
AON PLC	86,265	$17,703,303
BB Seguridade Participacoes S.A.	130,500	696,210
Chubb Ltd.	79,671	10,137,338
Equitable Holdings, Inc.	163,280	3,340,709
Manulife Financial Corp.	445,512	5,970,316
Marsh & McLennan Cos., Inc.	46,205	5,387,503
MetLife, Inc.	66,992	2,535,647
Prudential Financial, Inc.	13,519	856,699
Samsung Fire & Marine Insurance Co. Ltd.	7,270	1,040,914
Travelers Cos., Inc.	70,757	8,096,016
Zurich Insurance Group AG	14,332	5,298,211
		$61,062,866
Leisure & Toys – 0.2%
Activision Blizzard, Inc.	22,627	$1,869,669
Electronic Arts, Inc. (a)	8,032	1,137,492
		$3,007,161
Machinery & Tools – 1.5%
Eaton Corp. PLC	158,437	$14,755,238
Ingersoll Rand, Inc. (a)	95,276	3,009,769
Kubota Corp.	465,400	6,669,559
Zhengzhou Yutong Bus Co., Ltd., “A”	400,300	781,157
		$25,215,723
Major Banks – 3.7%
ABSA Group Ltd.	369,869	$1,728,040
Bank of America Corp.	197,659	4,917,756
Bank of New York Mellon Corp.	78,739	2,822,793
BOC Hong Kong Holdings Ltd.	616,500	1,706,687

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
China Construction Bank Corp.	7,542,000	$5,501,380
DBS Group Holdings Ltd.	507,900	7,243,968
Goldman Sachs Group, Inc.	36,074	7,141,209
JPMorgan Chase & Co.	138,040	13,340,186
State Street Corp.	137,962	8,800,596
UBS Group AG	786,643	9,263,266
		$62,465,881
Medical & Health Technology & Services – 0.4%
HCA Healthcare, Inc.	22,032	$2,790,132
McKesson Corp.	17,061	2,561,880
Quest Diagnostics, Inc.	17,736	2,253,714
		$7,605,726
Medical Equipment – 2.3%
Abbott Laboratories	41,450	$4,171,528
Becton, Dickinson and Co.	22,701	6,386,699
Boston Scientific Corp. (a)	93,478	3,605,447
Danaher Corp.	38,545	7,855,471
EssilorLuxottica (a)	15,136	2,010,965
Medtronic PLC	113,409	10,941,700
Thermo Fisher Scientific, Inc.	12,011	4,971,954
		$39,943,764
Metals & Mining – 0.4%
Fortescue Metals Group Ltd.	155,081	$1,928,987
MMC Norilsk Nickel PJSC, ADR	39,736	1,049,584
POSCO	4,999	811,907
Rio Tinto PLC	47,265	2,880,622
		$6,671,100
Natural Gas - Pipeline – 0.3%
Enterprise Products Partners LP	169,352	$2,980,595
Equitrans Midstream Corp.	124,350	1,199,978
Magellan Midstream Partners LP	21,870	885,516
Plains All American Pipeline LP	85,014	649,507
		$5,715,596
Other Banks & Diversified Financials – 1.4%
Citigroup, Inc.	72,077	$3,604,571
KBC Group N.V.	51,713	2,963,856
Moody's Corp.	9,812	2,760,115
Truist Financial Corp.	172,624	6,466,495
U.S. Bancorp	197,251	7,266,727
		$23,061,764
Pharmaceuticals – 6.1%
AbbVie, Inc.	34,355	$3,260,633
Bayer AG	176,257	11,735,917
Bristol-Myers Squibb Co.	77,210	4,529,139
Eli Lilly & Co.	54,151	8,138,354
Johnson & Johnson	130,216	18,980,284
Merck & Co., Inc.	112,174	9,000,842
Novartis AG	117,390	9,722,107
Novo Nordisk A.S., “B”	110,216	7,268,464
Roche Holding AG	82,407	28,482,699
Santen Pharmaceutical Co. Ltd.	136,300	2,291,946
		$103,410,385

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 0.7%
RELX PLC	188,774	$4,020,264
Wolters Kluwer N.V.	98,798	7,811,391
		$11,831,655
Railroad & Shipping – 1.1%
Canadian National Railway Co.	24,111	$2,357,815
Canadian Pacific Railway Ltd.	28,090	7,725,196
Kansas City Southern Co.	8,930	1,534,620
Union Pacific Corp.	40,650	7,046,677
		$18,664,308
Real Estate – 0.7%
Deutsche Wohnen SE	81,227	$3,950,393
Easterly Government Properties, REIT	26,980	659,661
Grand City Properties S.A.	84,706	2,018,992
Longfor Properties Co. Ltd.	274,000	1,354,038
Spirit Realty Capital, Inc., REIT	36,153	1,245,832
STORE Capital Corp., REIT	142,779	3,382,435
		$12,611,351
Restaurants – 0.2%
Greggs PLC	78,555	$1,235,050
Yum China Holdings, Inc.	35,070	1,796,987
		$3,032,037
Specialty Chemicals – 0.9%
Akzo Nobel N.V.	70,678	$6,677,988
Corteva, Inc.	17,886	510,824
Linde PLC	10,321	2,526,314
Nitto Denko Corp.	18,100	1,026,672
PTT Global Chemical PLC	2,461,300	3,709,808
		$14,451,606
Specialty Stores – 0.9%
Home Depot, Inc.	21,638	$5,744,672
Target Corp.	80,385	10,118,864
		$15,863,536
Telecommunications - Wireless – 1.9%
KDDI Corp.	742,600	$22,862,722
Mobile TeleSystems PJSC, ADR	70,010	620,289
T-Mobile USA, Inc. (a)	17,522	1,881,512
Vodafone Group PLC	4,199,981	6,379,305
		$31,743,828
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	96,924	$1,427,145
Koninklijke KPN N.V.	439,533	1,140,079
TELUS Corp.	388,863	6,744,028
		$9,311,252
Tobacco – 1.2%
British American Tobacco PLC	148,222	$4,919,035
Imperial Brands PLC	131,925	2,213,652
Japan Tobacco, Inc.	288,100	4,957,181
Philip Morris International, Inc.	99,677	7,656,190
		$19,746,058

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 1.5%
AltaGas Ltd.		56,680	$710,060
Duke Energy Corp.		84,799	7,185,867
E.ON SE		255,396	2,996,504
ENGIE Energía Brasil S.A.		56,000	495,638
Exelon Corp.		152,888	5,903,006
Iberdrola S.A.		347,010	4,479,327
Transmissora Alianca de Energia Eletrica S.A., IEU		72,900	404,709
Xcel Energy, Inc.		60,563	4,181,269
			$26,356,380
Total Common Stocks			$999,321,357
Bonds – 38.3%
Aerospace – 0.2%
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025 (n)		$476,000	$528,851
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		605,000	670,116
L3Harris Technologies, Inc., 3.85%, 6/15/2023		964,000	1,050,125
Lockheed Martin Corp., 2.8%, 6/15/2050		1,117,000	1,259,338
			$3,508,430
Apparel Manufacturers – 0.0%
Tapestry, Inc., 4.125%, 7/15/2027		$499,000	$474,770
Asset-Backed & Securitized – 0.7%
AA Bond Co. Ltd., 2.75%, 7/31/2023	GBP	925,000	$1,140,023
Barclays Commercial Mortgage Securities LLC, 2020-C7, “XA”, 1.633%, 4/15/2053 (i)		$1,448,484	162,468
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		524,102	527,984
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		408,235	412,142
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 1.295% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)		2,966,973	2,903,616
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.525% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)		1,254,500	1,229,410
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 1.28% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)		1,648,500	1,625,833
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.302% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)		988,000	968,240
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 3.025% (LIBOR - 1mo. + 2.85%), 7/15/2035 (z)		714,500	716,733
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		2,322,687	2,556,749
			$12,243,198
Automotive – 0.4%
Conti-Gummi Finance B.V., 1.125%, 9/25/2024	EUR	365,000	$437,162
Continental AG, 2.5%, 8/26/2027		304,000	386,025
Delphi Automotive PLC, 1.5%, 3/10/2025		1,050,000	1,272,617
Ferrari N.V., 1.5%, 5/27/2025		684,000	814,031
Hyundai Capital America, 6.375%, 4/08/2030 (n)		$978,000	1,234,746
Lear Corp., 3.8%, 9/15/2027		610,000	640,537
Volkswagen Financial Services AG, 1.5%, 10/01/2024	EUR	680,000	821,303
Volkswagen International Finance N.V., 1.625%, 2/10/2024	GBP	300,000	395,827
Volkswagen International Finance N.V., 3.5% to 6/17/2025, FLR (EUR Swap Rate - 5yr. + 3.746%) to 6/17/2030, FLR (EUR Swap Rate - 5yr. + 3.996%) to 6/17/2045, FLR (EUR Swap Rate - 5yr. + 4.746%) to 12/31/2164	EUR	700,000	812,647
			$6,814,895
Broadcasting – 0.2%
Discovery, Inc., 4.125%, 5/15/2029		$718,000	$828,750
MMS USA Financing, Inc., 1.75%, 6/13/2031	EUR	1,600,000	1,914,314
Prosus N.V., 1.539%, 8/03/2028		300,000	355,876
Prosus N.V., 3.68%, 1/21/2030 (n)		$387,000	414,623
RELX Finance B.V., 0.5%, 3/10/2028	EUR	100,000	117,513
			$3,631,076

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 0.4%
Charles Schwab Corp., 5.375%, 4/30/2070		$908,000	$994,260
Deutsche Boerse AG, 1.25% to 6/17/2027, FLR (EUR Swap Rate - 5yr. + 1.681%) to 6/16/2047	EUR	100,000	117,736
E*TRADE Financial Corp., 2.95%, 8/24/2022		$549,000	575,762
Euroclear Bank S.A., 0.125%, 7/07/2025	EUR	263,000	312,353
Euroclear Investments S.A., 2.625% to 4/11/2028, FLR (EUR Swap Rate - 5yr. + 1.659%) to 4/11/2048		800,000	1,009,739
Low Income Investment Fund, 3.386%, 7/01/2026		$285,000	297,871
Low Income Investment Fund, 3.711%, 7/01/2029		760,000	800,992
Raymond James Financial, 4.65%, 4/01/2030		1,017,000	1,257,164
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		580,000	602,588
			$5,968,465
Building – 0.2%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		$1,033,000	$1,195,378
Holcim Finance (Luxembourg) S.A., 2.375%, 4/09/2025	EUR	697,000	890,409
Mohawk Capital Finance S.A., 1.75%, 6/12/2027		100,000	105,221
Vulcan Materials Co., 3.5%, 6/01/2030		$908,000	1,019,514
			$3,210,522
Business Services – 0.3%
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	1,455,000	$1,642,687
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		$265,000	293,441
Fidelity National Information Services, Inc., 2.602%, 5/21/2025	GBP	100,000	141,333
Fidelity National Information Services, Inc., 3%, 8/15/2026		$902,000	1,011,043
Fiserv, Inc., 4.4%, 7/01/2049		281,000	377,281
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)		1,174,000	1,295,549
			$4,761,334
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$643,000	$886,149
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		486,000	588,911
Comcast Corp., 0.25%, 5/20/2027	EUR	250,000	296,749
Comcast Corp., 3.75%, 4/01/2040		$928,000	1,156,679
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		495,000	524,154
Eutelsat S.A., 2.25%, 7/13/2027	EUR	1,600,000	1,965,390
SES S.A., 1.625%, 3/22/2026		550,000	655,628
SES S.A., 2%, 7/02/2028		484,000	576,750
			$6,650,410
Chemicals – 0.1%
Sasol Financing (USA) LLC, 6.5%, 9/27/2028		$600,000	$541,500
Sherwin-Williams Co., 3.8%, 8/15/2049		450,000	544,561
Symrise AG, 1.25%, 11/29/2025	EUR	555,000	670,302
			$1,756,363
Computer Software – 0.3%
Dassault Systemes S.A., 0.125%, 9/16/2026	EUR	600,000	$706,876
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		$1,262,000	1,423,818
Microsoft Corp., 4.1%, 2/06/2037		1,212,000	1,623,429
Microsoft Corp., 2.525%, 6/01/2050		788,000	865,002
Microsoft Corp., 3.95%, 8/08/2056		412,000	577,098
Microsoft Corp., 2.675%, 6/01/2060		87,000	96,105
			$5,292,328
Computer Software - Systems – 0.2%
Apple, Inc., 2.7%, 5/13/2022		$498,000	$518,453
Apple, Inc., 4.5%, 2/23/2036		1,781,000	2,429,121
Capgemini SE, 2%, 4/15/2029	EUR	500,000	652,263
Capgemini SE, 1.125%, 6/23/2030		400,000	483,842
			$4,083,679

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – 0.2%
General Electric Co., 0.875%, 5/17/2025	EUR	375,000	$428,704
Roper Technologies, Inc., 4.2%, 9/15/2028		$652,000	789,837
Roper Technologies, Inc., 2.95%, 9/15/2029		412,000	462,212
Roper Technologies, Inc., 2%, 6/30/2030		1,088,000	1,134,771
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		672,000	767,929
			$3,583,453
Consumer Products – 0.3%
LVMH Moet Hennessy Louis Vuitton SE, 0.375%, 2/11/2031	EUR	400,000	$472,191
Reckitt Benckiser Treasury Services (Nederland) B.V., 0.375%, 5/19/2026		473,000	564,085
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$731,000	791,441
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		1,016,000	1,132,719
Reckitt Benckiser Treasury Services PLC, 1.75%, 5/19/2032	GBP	331,000	456,518
Whirlpool Corp., 4.75%, 2/26/2029		$1,294,000	1,600,852
			$5,017,806
Consumer Services – 0.2%
Booking Holdings, Inc., 4.5%, 4/13/2027		$647,000	$763,979
Booking Holdings, Inc., 3.55%, 3/15/2028		487,000	546,487
Mastercard, Inc., 3.85%, 3/26/2050		455,000	606,284
Visa, Inc., 4.15%, 12/14/2035		889,000	1,178,337
Visa, Inc., 3.65%, 9/15/2047		583,000	770,353
			$3,865,440
Containers – 0.1%
DS Smith PLC, 0.875%, 9/12/2026	EUR	650,000	$756,568
Electronics – 0.4%
ASML Holding N.V., 0.625%, 5/07/2029	EUR	212,000	$256,273
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$1,481,000	1,645,268
Broadcom, Inc., 3.15%, 11/15/2025 (n)		1,100,000	1,186,277
Broadcom, Inc., 4.15%, 11/15/2030 (n)		505,000	567,222
Intel Corp., 3.7%, 7/29/2025		1,875,000	2,147,625
Texas Instruments, Inc., 2.25%, 9/04/2029		295,000	322,052
			$6,124,717
Emerging Market Quasi-Sovereign – 0.8%
CEZ A.S. (Czech Republic), 0.875%, 12/02/2026	EUR	900,000	$1,070,869
China Construction Bank Corp., Hong Kong Branch, 1.25%, 8/04/2025		$1,700,000	1,707,509
Export-Import Bank of India, 3.375%, 8/05/2026		1,200,000	1,266,936
Export-Import Bank of India, 3.875%, 2/01/2028		1,000,000	1,052,395
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		763,000	801,150
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		1,050,000	1,123,600
PT Pertamina (Persero) (Republic of Indonesia), 6%, 5/03/2042 (n)		3,240,000	4,156,687
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027		1,939,000	2,170,110
			$13,349,256
Emerging Market Sovereign – 0.6%
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$2,450,000	$2,998,187
Republic of Croatia, 1.125%, 6/19/2029	EUR	1,563,000	1,887,164
Republic of Croatia, 1.5%, 6/17/2031		1,313,000	1,606,921
Republic of Estonia, 0.125%, 6/10/2030		1,010,000	1,204,863
Republic of Peru, 2.392%, 1/23/2026		$167,000	177,521
Republic of Peru, 2.783%, 1/23/2031		794,000	884,119
State of Qatar, 4%, 3/14/2029 (n)		878,000	1,040,079
State of Qatar, 4.4%, 4/16/2050		299,000	405,893
			$10,204,747

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 0.2%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$3,609,000	$3,856,758
Energy - Integrated – 0.4%
Eni S.p.A., 1.25%, 5/18/2026	EUR	371,000	$459,383
Eni S.p.A., 4.25%, 5/09/2029 (n)		$607,000	678,721
Exxon Mobil Corp., 2.61%, 10/15/2030		2,219,000	2,450,853
Galp Energia SGPS S.A., 2%, 1/15/2026	EUR	600,000	713,668
OMV AG, 0.75%, 6/16/2030		371,000	440,611
Shell International Finance B.V., 3.75%, 9/12/2046		$960,000	1,168,574
			$5,911,810
Entertainment – 0.0%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028		$476,000	$333,200
Financial Institutions – 0.3%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		$537,000	$475,090
EXOR N.V., 2.25%, 4/29/2030	EUR	925,000	1,121,949
GE Capital International Funding Co., 3.373%, 11/15/2025		$1,716,000	1,812,979
Grand City Properties S.A., 1.375%, 8/03/2026	EUR	1,100,000	1,343,537
Grand City Properties S.A., 2.5%, 10/24/2069		600,000	703,338
			$5,456,893
Food & Beverages – 0.7%
Anheuser-Busch InBev S.A./N.V., 1.65%, 3/28/2031	EUR	530,000	$672,947
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$446,000	536,479
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		512,000	719,680
Bacardi Ltd., 5.15%, 5/15/2038 (n)		658,000	815,790
Constellation Brands, Inc., 4.4%, 11/15/2025		1,053,000	1,238,153
Constellation Brands, Inc., 3.15%, 8/01/2029		1,006,000	1,113,678
Danone S.A., 2.077%, 11/02/2021 (n)		1,298,000	1,320,298
Danone S.A., 2.589%, 11/02/2023 (n)		2,745,000	2,897,740
Diageo Finance PLC, 1.875%, 3/27/2027	EUR	300,000	394,110
Heineken N.V., 1.25%, 5/07/2033		794,000	965,884
PepsiCo, Inc., 3.875%, 3/19/2060		$1,308,000	1,834,775
			$12,509,534
Forest & Paper Products – 0.0%
Mondi Finance Europe GmbH, 2.375%, 4/01/2028	EUR	400,000	$519,343
Gaming & Lodging – 0.0%
Las Vegas Sands Corp., 3.9%, 8/08/2029		$343,000	$343,336
Marriott International, Inc., 4.625%, 6/15/2030		346,000	370,833
			$714,169
Industrial – 0.2%
CPI Property Group, 2.75%, 1/22/2028	GBP	450,000	$568,162
CPI Property Group S.A., 2.75%, 5/12/2026	EUR	420,000	507,967
Grainger PLC, 3%, 7/03/2030	GBP	297,000	403,121
Investor AB, 1.5%, 6/20/2039	EUR	320,000	416,438
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$1,588,000	1,687,524
			$3,583,212
Insurance – 0.4%
Aflac, Inc., 3.6%, 4/01/2030		$1,004,000	$1,198,239
Argentum Zurich Insurance, 3.5% to 10/01/2026, FLR (EURIBOR - 3mo. + 3.95%) to 10/01/2046	EUR	700,000	937,107
Aviva PLC, 3.875%, 7/03/2044		700,000	890,029
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	177,000	242,145
Bupa Finance PLC, 4.125%, 6/14/2035		402,000	558,097
CNP Assurances S.A., 2% to 7/27/2030, FLR (EURIBOR - 3mo. + 3%) to 7/27/2050	EUR	500,000	584,285

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance – continued
Credit Agricole Assurances S.A., 2%, 7/17/2030	EUR	400,000	$477,851
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 10/24/2060		600,000	699,702
Zurich Finance (Ireland) DAC, 1.875% to 9/17/2030, FLR (EURIBOR - 3mo. + 2.95%) to 9/17/2050		934,000	1,131,737
			$6,719,192
Insurance - Property & Casualty – 0.4%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$559,000	$592,434
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		420,000	597,722
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030 (n)		1,708,000	1,904,878
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		728,000	846,425
Marsh & McLennan Cos., Inc., 1.979%, 3/21/2030	EUR	120,000	159,037
Progressive Corp., 4.125%, 4/15/2047		$823,000	1,129,930
QBE Capital Funding IV LP, 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	300,000	405,810
QBE Insurance Group Ltd., 6.115%, 5/24/2042		100,000	138,645
Willis North America, Inc., 3.875%, 9/15/2049		$943,000	1,154,143
			$6,929,024
International Market Quasi-Sovereign – 0.3%
Aeroports de Paris , 1%, 1/05/2029	EUR	300,000	$355,439
Deutsche Bahn Finance GmbH, 1.375%, 4/16/2040		195,000	251,903
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.875%, 6/23/2039		354,000	420,209
Electricite de France S.A., 2%, 10/02/2030		500,000	662,441
Electricite de France S.A., 5.875%, 12/31/2165	GBP	400,000	556,325
Groupe ADP, 2.125%, 10/02/2026	EUR	300,000	384,189
Islandsbanki (Republic of Iceland), 1.125%, 1/19/2024		1,200,000	1,403,843
La Banque Postale (Republic of France), 0.5% to 6/17/2025, FLR (EURIBOR - 3mo. + 0.88%) to 6/17/2026		500,000	586,307
Ontario Teachers' Finance Trust, 0.5%, 5/06/2025		580,000	699,770
			$5,320,426
International Market Sovereign – 12.1%
Commonwealth of Australia, 2.5%, 5/21/2030	AUD	3,266,000	$2,702,037
Commonwealth of Australia, 2.75%, 6/21/2035		8,764,000	7,626,687
Commonwealth of Australia, 3.25%, 6/21/2039		2,612,000	2,427,492
Federal Republic of Germany, 1.25%, 8/15/2048	EUR	3,450,000	5,674,300
Government of Canada, 1.25%, 6/01/2030	CAD	2,885,000	2,317,692
Government of Japan, 1.8%, 9/20/2030	JPY	403,300,000	4,493,163
Government of Japan, 1.8%, 6/20/2031		1,340,450,000	15,036,011
Government of Japan, 2.4%, 3/20/2037		718,950,000	9,096,444
Government of Japan, 0.5%, 6/20/2038		765,550,000	7,433,331
Government of Japan, 0.4%, 3/20/2039		192,900,000	1,836,627
Government of Japan, 2.3%, 3/20/2040		818,350,000	10,551,539
Government of New Zealand, 1.5%, 5/15/2031	NZD	9,428,000	6,732,728
Kingdom of Belgium, 1.45%, 6/22/2037	EUR	4,289,000	6,144,701
Kingdom of Spain, 1.85%, 7/30/2035		5,718,000	7,903,673
Kingdom of Sweden, 0.75%, 11/12/2029	SEK	28,020,000	3,439,194
Kingdom of Sweden, 0.125%, 5/12/2031 (n)		14,800,000	1,699,641
Republic of Cyprus, 1.5%, 4/16/2027	EUR	4,800,000	5,990,583
Republic of Cyprus, 0.625%, 1/21/2030		4,740,000	5,454,415
Republic of Cyprus, 2.75%, 2/26/2034		1,320,000	1,836,345
Republic of Cyprus, 1.25%, 1/21/2040		1,430,000	1,643,536
Republic of France, 1.25%, 5/25/2036		6,030,000	8,409,856
Republic of France, 1.5%, 5/25/2050		5,286,000	8,047,128
Republic of France, 0.75%, 5/25/2052 (n)		1,518,590	1,919,611
Republic of Iceland, 8%, 6/12/2025	ISK	232,210,000	2,190,710
Republic of Iceland, 0.625%, 6/03/2026	EUR	300,000	360,228
Republic of Italy, 0.35%, 2/01/2025		24,922,000	29,284,508
Republic of Italy, 0.95%, 8/01/2030		5,427,000	6,355,337
Republic of Italy, 1.45%, 3/01/2036		2,082,000	2,460,252
Republic of New Zealand, 2.75%, 4/15/2037	NZD	2,882,000	2,390,707

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Republic of Portugal, 2.25%, 4/18/2034	EUR	541,000	$778,051
Republic of Portugal, 4.1%, 4/15/2037		3,175,000	5,702,567
United Kingdom Treasury, 0.875%, 10/22/2029	GBP	5,850,000	8,235,839
United Kingdom Treasury, 1.75%, 9/07/2037		10,079,000	15,895,503
United Kingdom Treasury, 1.75%, 1/22/2049		1,856,000	3,148,026
			$205,218,462
Local Authorities – 0.5%
Province of Alberta, 0.5%, 4/16/2025	EUR	730,000	$885,186
Province of Alberta, 4.5%, 12/01/2040	CAD	710,000	743,893
Province of British Columbia, 2.3%, 6/18/2026		1,895,000	1,535,142
Province of Ontario, 2.05%, 6/02/2030		4,491,000	3,613,286
Province of Saskatchewan, 3.05%, 12/02/2028		1,900,000	1,626,727
			$8,404,234
Major Banks – 1.8%
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026		$1,469,000	$1,621,440
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028		1,125,000	1,271,129
Bankinter S.A., 0.875%, 7/08/2026	EUR	800,000	930,769
CaixaBank S.A., 2.75% to 7/14/2023, FLR (EUR Swap Rate - 5yr. + 2.35%) to 7/14/2028		900,000	1,086,292
Credit Agricole S.A., 1% to 4/22/2025, FLR (EURIBOR - 3mo. + 1.25%) to 4/22/2026		500,000	602,174
Credit Agricole S.A., 1.625% to 6/05/2025, FLR (EUR Swap Rate - 5yr. + 1.9%) to 6/05/2030		600,000	719,841
Credit Suisse Group AG, 1.25% to 7/17/2024, FLR (EUR Swap Rate - 1yr. + 0.75%) to 7/17/2025		750,000	905,549
Credit Suisse Group AG, 2.25% to 6/09/2027, FLR (GBP Government Yield - 1yr. + 2.23%) to 6/09/2028	GBP	427,000	572,933
Credit Suisse Group AG, 3.869%, 1/12/2029 (n)		$1,500,000	1,686,772
Erste Group Bank AG, 0.875%, 5/13/2027	EUR	500,000	610,339
Erste Group Bank AG, 1% to 6/10/2025, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 6/10/2030		800,000	903,661
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026		$1,029,000	1,053,286
HSBC Holdings PLC, 4.375%, 11/23/2026		1,075,000	1,213,094
JPMorgan Chase & Co., 4.5%, 1/24/2022		1,287,000	1,364,472
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,596,000	1,773,836
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		1,519,000	1,549,210
Morgan Stanley, 5.5%, 7/28/2021		400,000	419,907
Morgan Stanley, 3.125%, 1/23/2023		1,757,000	1,867,462
Nationwide Building Society, 1.5%, 3/08/2026	EUR	850,000	1,050,279
NatWest Markets PLC, 2.75%, 4/02/2025		700,000	894,439
Royal Bank of Scotland Group PLC, 3.622% to 8/14/2025, FLR (GBP Government Yield - 5yr. + 3.55%) to 8/14/2030	GBP	225,000	309,505
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		$866,000	981,355
Svenska Handelsbanken AB, 0.5%, 2/18/2030	EUR	1,050,000	1,233,835
Svenska Handelsbanken AB, 5.25%, 12/29/2049		$1,091,000	1,093,727
UBS Group Funding (Switzerland) AG, 2.859%, 8/15/2023 (n)		600,000	624,599
UniCredit S.p.A., 1.25% to 6/16/2025, FLR (EURIBOR - 3mo. + 1.6%) to 6/16/2026	EUR	668,000	790,059
UniCredit S.p.A., 2.2% to 7/22/2026, FLR (EURIBOR - 3mo. + 2.55%) to 7/22/2027		996,000	1,179,452
Wells Fargo & Co., 0.625%, 8/14/2030		850,000	956,007
Wells Fargo & Co., 3.9%, 5/01/2045		$811,000	1,008,565
			$30,273,988
Medical & Health Technology & Services – 0.5%
Alcon, Inc., 3.8%, 9/23/2049 (n)		$231,000	$281,385
BayCare Health System, Inc., 3.831%, 11/15/2050		1,178,000	1,526,433
Cigna Corp., 4.125%, 11/15/2025		944,000	1,093,844
HCA, Inc., 5.125%, 6/15/2039		399,000	506,972
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		567,000	752,031
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		670,000	756,875
ProMedica Toledo Hospital, “B”, 6.015%, 11/15/2048		590,000	826,208
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		1,682,000	1,788,009
Thermo Fisher Scientific, Inc., 0.875%, 10/01/2031	EUR	350,000	422,628
			$7,954,385

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical Equipment – 0.1%
Abbott Ireland Financing DAC, 1.5%, 9/27/2026	EUR	700,000	$889,026
Boston Scientific Corp., 0.625%, 12/01/2027		300,000	350,241
DH Europe Finance II S.à r.l., 0.45%, 3/18/2028		250,000	292,939
			$1,532,206
Metals & Mining – 0.1%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$600,000	$752,046
Newcrest Finance Pty Ltd., 3.25%, 5/13/2030 (n)		717,000	794,572
			$1,546,618
Midstream – 0.2%
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)		$543,000	$574,119
MPLX LP, 4.5%, 4/15/2038		693,000	739,315
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		557,000	550,211
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		1,216,000	1,338,439
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030 (n)		191,000	220,333
			$3,422,417
Mortgage-Backed – 4.8%
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046		$7,200,720	$7,998,064
Fannie Mae, 5.5%, 1/01/2037		23,639	27,568
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		221,482	257,259
Fannie Mae, 5%, 4/01/2040 - 8/01/2040		1,714,878	1,970,960
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		3,535,932	3,886,276
Fannie Mae, 3.5%, 5/01/2043 - 1/01/2047		3,090,783	3,394,896
Fannie Mae, 2.5%, 3/01/2050 - 7/01/2050		1,087,356	1,161,069
Fannie Mae, 3%, 7/01/2050 - 8/01/2050		4,339,039	4,593,896
Fannie Mae, TBA, 2%, 8/01/2035 - 9/01/2050		4,450,000	4,615,830
Fannie Mae, TBA, 2.5%, 8/01/2035 - 9/01/2050		6,320,000	6,630,528
Fannie Mae, TBA, 3%, 8/01/2035 - 9/01/2050		3,350,000	3,523,516
Fannie Mae, TBA, 1.5%, 9/01/2035		800,000	818,799
Fannie Mae, TBA, 3.5%, 8/01/2050		1,250,000	1,318,164
Fannie Mae, TBA, 4%, 8/01/2050		4,450,000	4,727,430
Federal Home Loan Bank, 3%, 6/01/2050		147,515	157,999
Freddie Mac, 1.482%, 3/25/2027 (i)		1,523,000	126,802
Freddie Mac, 3.224%, 3/25/2027		4,500,000	5,146,870
Freddie Mac, 3.194%, 7/25/2027		3,914,000	4,498,815
Freddie Mac, 3.286%, 11/25/2027		2,576,000	2,982,471
Freddie Mac, 3.9%, 4/25/2028		3,240,000	3,905,244
Freddie Mac, 3.926%, 7/25/2028		1,125,000	1,361,316
Freddie Mac, 1.868%, 4/25/2030 (i)		2,614,093	423,505
Freddie Mac, 1.916%, 4/25/2030 (i)		3,170,226	498,353
Freddie Mac, 1.765%, 5/25/2030 (i)		3,298,344	488,979
Freddie Mac, 1.906%, 5/25/2030 (i)		7,375,798	1,161,519
Freddie Mac, 5.5%, 7/01/2037		47,044	54,317
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		2,115,016	2,350,564
Freddie Mac, 5%, 7/01/2041		951,627	1,087,946
Freddie Mac, 3.5%, 1/01/2047		1,834,615	1,953,908
Freddie Mac, 3%, 5/01/2050		343,245	376,886
Ginnie Mae, 5%, 5/15/2040		393,835	451,635
Ginnie Mae, 3.5%, 6/20/2043		1,043,806	1,130,569
Ginnie Mae, 3%, 4/20/2050 - 8/20/2050		2,300,000	2,437,135
Ginnie Mae, TBA, 3%, 8/01/2050		1,850,000	1,956,303
Ginnie Mae, TBA, 3.5%, 8/01/2050		3,287,101	3,457,491
Ginnie Mae, TBA, 2%, 9/01/2050		150,000	156,527
			$81,089,409

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Municipals – 0.3%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027		$100,000	$102,410
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		945,000	1,072,962
Missouri Health & Educational Facilities Authority, Taxable Education Facilities Rev. (Washington University of St. Louis), “A”, 3.229%, 5/15/2050		1,715,000	2,089,539
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NATL, 7.425%, 2/15/2029		801,000	996,997
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		992,000	1,159,935
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022		425,000	426,883
			$5,848,726
Natural Gas - Distribution – 0.3%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$857,000	$955,018
ENGIE S.A., 0.5%, 10/24/2030	EUR	800,000	943,274
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		$710,000	694,025
Naturgy Finance B.V., 1.25%, 1/15/2026	EUR	800,000	991,357
NiSource, Inc., 3.6%, 5/01/2030		$758,000	891,123
			$4,474,797
Natural Gas - Pipeline – 0.1%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$635,000	$787,895
Network & Telecom – 0.0%
Verizon Communications, Inc., 0.875%, 3/19/2032	EUR	550,000	$656,347
Oil Services – 0.0%
Halliburton Co., 5%, 11/15/2045		$516,000	$551,261
Oils – 0.1%
Neste Oyj, 1.5%, 6/07/2024	EUR	800,000	$967,163
Other Banks & Diversified Financials – 0.7%
AIB Group PLC, 1.25%, 5/28/2024	EUR	825,000	$987,334
Belfius Bank S.A., 0.375%, 2/13/2026		1,200,000	1,404,936
Deutsche Bank AG, 2.625%, 12/16/2024	GBP	800,000	1,063,570
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$950,000	1,052,300
Groupe BPCE S.A., 1.375%, 12/23/2026	GBP	700,000	934,041
ING Groep N.V., 2.125% to 5/26/2026, FLR (EUR Swap Rate - 5yr. + 2.4%) to 5/26/2031	EUR	500,000	611,050
Intesa Sanpaolo S.p.A., 2.125%, 5/26/2025		924,000	1,144,904
Intesa Sanpaolo S.p.A., 2.5%, 1/15/2030	GBP	550,000	714,172
KBC Group N.V., 0.375% to 6/16/2026, FLR (EURIBOR - 3mo. + 0.72%) to 6/16/2027	EUR	400,000	475,813
KBC Group N.V., 0.5% to 12/03/2024, FLR (EUR Swap Rate - 5yr. + 1.1%) to 12/03/2029		400,000	460,835
Macquarie Group Ltd., 1.25% to 3/5/2024, FLR (EURIBOR - 3mo. + 0.839%) to 3/05/2025		700,000	838,705
UBS AG, 5.125%, 5/15/2024		$1,530,000	1,665,787
Virgin Money UK PLC, 2.875% to 6/24/2024, FLR (EUR Swap Rate - 1yr. + 3.25%) to 6/24/2025	EUR	376,000	444,194
			$11,797,641
Pharmaceuticals – 0.1%
Bayer AG, 1.375%, 7/06/2032	EUR	500,000	$594,828
Takeda Pharmaceutical Co. Ltd., 1.375%, 7/09/2032		699,000	852,109
Upjohn Finance B.V., 1.362%, 6/23/2027		438,000	531,570
			$1,978,507
Printing & Publishing – 0.0%
Wolters Kluwer N.V., 0.75%, 7/03/2030	EUR	489,000	$582,319
Real Estate - Apartment – 0.0%
Camden Property Trust, 2.8%, 5/15/2030		$285,000	$316,813

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.2%
Alexandria Real Estate Equities, Inc., REIT, 1.875%, 2/01/2033		$723,000	$725,783
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		903,000	960,335
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	840,000	983,644
Merlin Properties SOCIMI S.A., REIT, 1.875%, 12/04/2034		600,000	648,030
			$3,317,792
Real Estate - Other – 0.1%
Prologis International Funding II S.A., 1.625%, 6/17/2032	EUR	125,000	$156,393
SELP Finance S.à r.l., 1.5%, 12/20/2026		730,000	869,448
			$1,025,841
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$1,174,000	$1,235,939
Realty Income Corp., REIT, 3.25%, 1/15/2031		980,000	1,099,625
Regency Centers Corp., 3.7%, 6/15/2030		1,438,000	1,592,684
VEREIT Operating Partnership LP, REIT, 3.4%, 1/15/2028		369,000	382,935
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029		1,052,000	1,065,541
			$5,376,724
Retailers – 0.0%
Home Depot, Inc., 4.875%, 2/15/2044		$435,000	$620,955
Specialty Chemicals – 0.0%
Covestro AG, 0.875%, 2/03/2026	EUR	196,000	$236,124
Specialty Stores – 0.0%
Richemont International Holding S.A., 0.75%, 5/26/2028	EUR	326,000	$399,123
Supermarkets – 0.0%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	725,000	$600,308
Supranational – 0.2%
Corporacion Andina de Fomento, 1.625%, 6/03/2025	EUR	1,100,000	$1,321,015
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	440,000	368,779
West African Development Bank, 4.7%, 10/22/2031		$1,759,000	1,785,385
			$3,475,179
Telecommunications - Wireless – 0.4%
American Tower Corp., REIT, 3.5%, 1/31/2023		$412,000	$441,264
American Tower Corp., REIT, 4%, 6/01/2025		1,100,000	1,257,409
Crown Castle International Corp., 1.35%, 7/15/2025		501,000	511,523
Crown Castle International Corp., 3.7%, 6/15/2026		425,000	485,580
Rogers Communications, Inc., 3.7%, 11/15/2049		484,000	574,318
Tele2 AB, 2.125%, 5/15/2028	EUR	1,240,000	1,606,325
T-Mobile USA, Inc., 3.5%, 4/15/2025 (n)		$1,467,000	1,617,734
			$6,494,153
Telephone Services – 0.0%
Iliad S.A., 2.375%, 6/17/2026	EUR	400,000	$474,574
Tobacco – 0.1%
B.A.T. International Finance PLC, 2.25%, 6/26/2028	GBP	416,000	$549,651
B.A.T. Netherlands Finance B.V., 2.375%, 10/07/2024	EUR	718,000	907,856
Imperial Brands Finance PLC, 1.375%, 1/27/2025		550,000	661,325
			$2,118,832

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.4%
Abertis Infraestructuras S.A., 3.375%, 11/27/2026	GBP	1,100,000	$1,530,380
Deutsche Post DHL Group, 0.375%, 5/20/2026	EUR	681,000	811,126
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$537,000	740,052
Heathrow Funding Ltd., 1.5%, 2/11/2030	EUR	500,000	595,209
Transurban Finance Co., 1.75%, 3/29/2028		584,000	714,437
Vinci S.A., 3.75%, 4/10/2029 (n)		$1,334,000	1,579,633
			$5,970,837
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$86,372	$94,151
Small Business Administration, 2.22%, 3/01/2033		552,823	576,825
			$670,976
U.S. Treasury Obligations – 5.0%
U.S. Treasury Bonds, 3.5%, 2/15/2039		$14,436,000	$20,957,012
U.S. Treasury Bonds, 3.125%, 2/15/2043		4,889,200	6,883,841
U.S. Treasury Bonds, 2.25%, 8/15/2049		639,900	806,499
U.S. Treasury Bonds, 2.375%, 11/15/2049		6,325,000	8,184,946
U.S. Treasury Notes, 2%, 11/15/2026		550,000	606,654
U.S. Treasury Notes, 2.25%, 11/15/2027		9,825,000	11,125,661
U.S. Treasury Notes, 2.375%, 5/15/2029 (f)		30,596,700	35,565,078
			$84,129,691
Utilities - Electric Power – 1.0%
American Electric Power Co., Inc., 2.3%, 3/01/2030		$1,460,000	$1,524,252
AusNet Services Holdings Pty Ltd., 0.625%, 8/25/2030	EUR	750,000	899,875
Duke Energy Corp., 3.75%, 9/01/2046		$910,000	1,121,683
Emera U.S. Finance LP, 2.7%, 6/15/2021		259,000	263,404
Emera U.S. Finance LP, 3.55%, 6/15/2026		357,000	404,179
Enel Americas S.A., 4%, 10/25/2026		3,133,000	3,388,340
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		875,000	971,492
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		456,000	591,279
Evergy, Inc., 2.9%, 9/15/2029		1,246,000	1,378,385
FirstEnergy Corp., 2.65%, 3/01/2030		811,000	828,888
Georgia Power Co., 3.7%, 1/30/2050		633,000	759,825
National Grid PLC, 1.125%, 7/07/2028	GBP	688,000	916,439
PPL Capital Funding, Inc., 5%, 3/15/2044		$301,000	391,480
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		144,000	147,049
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,800,000	2,073,792
Virginia Electric & Power Co., 2.875%, 7/15/2029		454,000	514,704
			$16,175,066
Utilities - Water – 0.0%
Severn Trent Unilities Finance PLC, 2%, 6/02/2040	GBP	140,000	$197,292
Total Bonds			$651,837,673
Preferred Stocks – 0.6%
Consumer Products – 0.4%
Henkel AG & Co. KGaA		79,496	$7,832,121
Electronics – 0.2%
Samsung Electronics Co. Ltd.		67,959	$2,831,060
Total Preferred Stocks			$10,663,181

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – 0.2%
Medical Equipment – 0.1%
Boston Scientific Corp., 5.5%	5,496	$617,146
Danaher Corp., 4.75%	499	708,141
		$1,325,287
Utilities - Electric Power – 0.1%
CenterPoint Energy, Inc., 7%	39,539	$1,429,335
Total Convertible Preferred Stocks		$2,754,622
Investment Companies (h) – 3.5%
Money Market Funds – 3.5%
MFS Institutional Money Market Portfolio, 0.15% (v)	58,734,361	$58,740,234
Underlying/Expiration Date/Exercise Price	Put/ Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Markit iTraxx Europe Crossover Index – August 2020 @ EUR 475	Put	Goldman Sachs International	$ 14,602,619	EUR 11,700,000	$24,548
Markit iTraxx Europe Crossover Index – October 2020 @ EUR 475	Put	Merrill Lynch International	15,476,280	12,400,000	167,180
U.S. Treasury 10yr – September 2022 @ $1.75	Put	Merrill Lynch International	73,807,175	$ 73,800,000	557,798
Total Purchased Options					$749,526
Other Assets, Less Liabilities – (1.3)%	(22,637,042)
Net Assets – 100.0%	$1,701,429,551
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $58,740,234 and $1,665,326,359, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $52,103,574, representing 3.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 3.025% (LIBOR - 1mo. + 2.85%), 7/15/2035	6/12/2020	$714,500	$716,733
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
IEU	International Equity Unit
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
Derivative Contracts at 7/31/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	14,124,000	USD	10,093,452	JPMorgan Chase Bank N.A.	10/16/2020	$5
CAD	10,169,395	USD	7,516,286	Goldman Sachs International	10/16/2020	77,285
CHF	3,300,000	USD	3,525,837	Citibank N.A.	10/16/2020	90,208
CLP	270,046,000	USD	351,485	Barclays Bank PLC	9/30/2020	5,397
CNH	46,462,000	USD	6,589,426	Citibank N.A.	10/16/2020	26,740
CNH	185,263,000	USD	26,281,422	HSBC Bank	10/16/2020	99,938
CZK	15,423,000	USD	659,318	Merrill Lynch International	10/16/2020	33,189
DKK	8,708,598	USD	1,332,105	Merrill Lynch International	10/16/2020	47,617
EUR	353,000	USD	414,952	Citibank N.A.	10/16/2020	1,523
EUR	1,799,608	USD	2,087,364	Credit Suisse Group	10/16/2020	35,846
EUR	2,931,000	USD	3,383,585	JPMorgan Chase Bank N.A.	10/16/2020	74,461
EUR	183,620	USD	209,415	UBS AG	10/16/2020	7,223
GBP	867,380	USD	1,090,677	JPMorgan Chase Bank N.A.	10/16/2020	45,170
GBP	696,734	USD	874,826	Merrill Lynch International	10/16/2020	37,557
GBP	666,859	USD	847,781	UBS AG	10/16/2020	25,480
IDR	31,797,369,000	USD	2,161,028	JPMorgan Chase Bank N.A.	9/03/2020	10,308
ILS	2,402,000	USD	699,955	Merrill Lynch International	10/16/2020	6,513
JPY	5,337,953,363	USD	49,861,086	Citibank N.A.	10/16/2020	612,535
JPY	164,479,381	USD	1,534,794	UBS AG	10/16/2020	20,460
KRW	2,741,395,000	USD	2,289,456	Barclays Bank PLC	8/10/2020	11,482
KRW	3,143,693,000	USD	2,600,242	Barclays Bank PLC	9/14/2020	38,728
KRW	56,712,000	USD	46,904	Citibank N.A.	9/14/2020	703
KRW	4,804,860,000	USD	3,973,942	JPMorgan Chase Bank N.A.	9/14/2020	59,493
MXN	67,459,160	USD	2,935,598	JPMorgan Chase Bank N.A.	10/16/2020	67,083
NOK	31,094,000	USD	3,353,353	BNP Paribas S.A.	10/16/2020	63,756
NOK	98,345,856	USD	10,437,674	HSBC Bank	10/16/2020	370,149

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
NZD	6,956,522	USD	4,547,826	JPMorgan Chase Bank N.A.	10/16/2020	$65,918
PLN	6,279,804	USD	1,589,181	BNP Paribas S.A.	10/16/2020	88,414
SGD	1,900,000	USD	1,369,395	Citibank N.A.	10/16/2020	13,658
THB	64,903,750	USD	2,045,920	JPMorgan Chase Bank N.A.	9/21/2020	29,140
						$2,065,979
Liability Derivatives
COP	2,879,121,000	USD	788,260	Citibank N.A.	9/16/2020	$(19,581)
COP	4,320,879,000	USD	1,183,154	JPMorgan Chase Bank N.A.	9/16/2020	(29,549)
EUR	1,450,000	USD	1,719,380	Barclays Bank PLC	10/16/2020	(8,644)
KRW	1,020,880,000	USD	858,857	Barclays Bank PLC	9/14/2020	(1,880)
RUB	100,875,000	USD	1,409,440	JPMorgan Chase Bank N.A.	8/07/2020	(50,746)
USD	5,167,715	AUD	7,397,787	Barclays Bank PLC	10/16/2020	(118,978)
USD	6,739,170	AUD	9,647,771	Goldman Sachs International	10/16/2020	(155,432)
USD	2,356,489	AUD	3,360,834	UBS AG	10/16/2020	(45,269)
USD	793,397	CAD	1,078,000	Citibank N.A.	10/16/2020	(11,555)
USD	6,731,993	CAD	9,025,000	Goldman Sachs International	10/16/2020	(7,050)
USD	3,045,873	CAD	4,145,464	HSBC Bank	10/16/2020	(49,579)
USD	1,070,577	EUR	924,804	Citibank N.A.	10/16/2020	(20,522)
USD	4,739,276	EUR	4,086,988	Goldman Sachs International	10/16/2020	(82,625)
USD	352,077	EUR	300,000	JPMorgan Chase Bank N.A.	10/16/2020	(1,869)
USD	450,026	EUR	398,352	JPMorgan Chase Bank N.A.	10/23/2020	(20,023)
USD	1,137,047	EUR	994,556	Merrill Lynch International	10/16/2020	(36,348)
USD	454,725	GBP	351,000	Citibank N.A.	10/16/2020	(4,914)
USD	17,775,153	GBP	14,073,310	Goldman Sachs International	10/16/2020	(654,038)
USD	1,152,626	GBP	904,256	JPMorgan Chase Bank N.A.	10/16/2020	(31,510)
USD	3,506,652	JPY	375,000,000	Goldman Sachs International	10/16/2020	(39,203)
USD	2,352,436	NZD	3,578,600	UBS AG	10/16/2020	(20,984)
USD	5,324,841	SEK	48,505,733	JPMorgan Chase Bank N.A.	10/16/2020	(203,736)
						$(1,614,035)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	30	$6,629,531	September – 2020	$4,972
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	284	$45,242,892	September – 2020	$(403,424)
Euro-Bund 10 yr	Short	EUR	150	31,366,453	September – 2020	(716,317)
Euro-Buxl 30 yr	Short	EUR	16	4,237,605	September – 2020	(277,606)
Long Gilt 10 yr	Short	GBP	13	2,357,705	September – 2020	(25,739)
U.S. Treasury Bond	Short	USD	41	7,473,531	September – 2020	(192,339)
U.S. Treasury Note 10 yr	Short	USD	56	7,844,375	September – 2020	(80,267)
U.S. Treasury Note 5 yr	Short	USD	499	62,936,375	September – 2020	(376,443)
U.S. Treasury Ultra Bond	Short	USD	23	5,236,813	September – 2020	(213,335)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Ultra Note 10 yr	Short	USD	279	$44,430,750	September – 2020	$(714,747)
						$(3,000,217)
At July 31, 2020, the fund had cash collateral of $960,000 and other liquid securities with an aggregate value of $2,829,233 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$518,989,490	$2,526,314	$—	$521,515,804
Japan	25,154,668	59,736,944	—	84,891,612
Switzerland	28,482,699	52,146,068	—	80,628,767
United Kingdom	7,695,357	49,540,464	—	57,235,821
France	—	49,238,425	—	49,238,425
Canada	39,920,848	—	—	39,920,848
Germany	—	34,561,270	—	34,561,270
Taiwan	27,807,542	2,654,231	—	30,461,773
Netherlands	5,055,200	25,017,359	—	30,072,559
Other Countries	31,866,800	52,345,481	—	84,212,281
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	85,358,465	—	85,358,465
Non - U.S. Sovereign Debt	—	237,568,070	—	237,568,070
Municipal Bonds	—	5,848,726	—	5,848,726
U.S. Corporate Bonds	—	108,533,627	—	108,533,627
Residential Mortgage-Backed Securities	—	81,089,409	—	81,089,409
Commercial Mortgage-Backed Securities	—	4,404,190	—	4,404,190
Asset-Backed Securities (including CDOs)	—	7,839,008	—	7,839,008
Foreign Bonds	—	121,945,704	—	121,945,704
Mutual Funds	58,740,234	—	—	58,740,234
Total	$743,712,838	$980,353,755	$—	$1,724,066,593
Other Financial Instruments
Futures Contracts – Assets	$4,972	$—	$—	$4,972
Futures Contracts – Liabilities	(3,000,217)	—	—	(3,000,217)
Forward Foreign Currency Exchange Contracts – Assets	—	2,065,979	—	2,065,979
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,614,035)	—	(1,614,035)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$35,723,511	$349,590,880	$326,575,807	$4,654	$(3,004)	$58,740,234
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$318,042	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2020, are as follows:
United States	55.2%
Japan	8.1%
United Kingdom	5.8%
Switzerland	5.3%
France	5.2%
Canada	3.2%
Italy	2.9%
Netherlands	2.1%
Germany	(2.3)%
Other Countries	14.5%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.